Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Merger recapitalization, net of share redemption	$ 18,629
Issuance Costs Related to Preferred Stock	5,979,675
Less issuance costs	$ 2,500